NOTES PAYABLE (Details) - Notes Payable - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
China Merchants Bank
NOTES PAYABLE
Maximum credit facility amount		¥ 200,000,000
Bank Of China [Member]
NOTES PAYABLE
Maximum credit facility amount	¥ 300,000,000